UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07386

           HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
           HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: December 31


Date of reporting period:  July 1, 2004 through June 30, 2005

Item 1.  Proxy Voting Record.

During the period covered by this report, the Registrant held no voting securities.


                                    SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.


By:  /s/ Clifford E. Lai
     --------------------
         Clifford E. Lai
         Principal Executive Officer

Date:  August 24, 2005